IFRS 7 Disclosure (Details Narrative) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2022
MarketRisk [Line Items]
Number of trading days used to value current portfolio using market price and rate changes			259 days
Loss trading days	5 days
Positive trading days	92.00%
Bottom of range [member]
MarketRisk [Line Items]
Percentage of P&C deposits in bank's total funding	69.00%		69.00%	70.00%
100 bps increase [member]
MarketRisk [Line Items]
EVE Sensitivity		$ (1,682)	$ (1,415)	$ (1,496)
Increase (decrease) to economic value of shareholders			(267)
NII Sensitivity		785	984	1,213
Increase (decrease) to net interest income from last period			199
100 bps decrease [member]
MarketRisk [Line Items]
EVE Sensitivity		1,106	1,003	1,102
Increase (decrease) to economic value of shareholders			(103)
NII Sensitivity		$ (910)	(1,155)	$ (1,381)
Increase (decrease) to net interest income from last period			$ 245